EMPLOYEE BENEFIT PLANS - FAIR VALUE (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 307,968	$ 288,634	$ 279,410
OPEB
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	96,406	83,926	$ 77,980
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	292,886	276,014
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Large Cap Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	95,542	89,374
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Extended Market Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	21,085	16,548
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | International Stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	56,912	49,929
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Emerging Markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16,008	15,794
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Opportunistic Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Ultra Short Duration
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	26,303	24,328
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension | Long Duration Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	77,036	80,041
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	92,295	80,484
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15	21
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Large Cap Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	29,908	25,474
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Extended Market Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	6,470	5,036
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | International Stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17,390	14,564
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Emerging Markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,958	4,764
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	11,146	10,570
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Opportunistic Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7,128	6,365
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Ultra Short Duration
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7,057	6,340
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8,223	7,350
Quoted Prices in Active Markets for Identical Assets (Level 1) | OPEB | Long Duration Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Inputs, Level 1, 2 and 3 | Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	292,886	276,014
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Large Cap Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	95,542	89,374
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Extended Market Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	21,085	16,548
Fair Value, Inputs, Level 1, 2 and 3 | Pension | International Stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	56,912	49,929
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Emerging Markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16,008	15,794
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Opportunistic Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Ultra Short Duration
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Inputs, Level 1, 2 and 3 | Pension | High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	26,303	24,328
Fair Value, Inputs, Level 1, 2 and 3 | Pension | Long Duration Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	77,036	80,041
Fair Value, Inputs, Level 1, 2 and 3 | OPEB
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	92,295	80,484
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15	21
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Large Cap Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	29,908	25,474
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Extended Market Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	6,470	5,036
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | International Stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17,390	14,564
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Emerging Markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,958	4,764
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Core Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	11,146	10,570
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Opportunistic Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7,128	6,365
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Ultra Short Duration
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7,057	6,340
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8,223	7,350
Fair Value, Inputs, Level 1, 2 and 3 | OPEB | Long Duration Fund
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Investments measured at net asset value | Pension | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15,082	12,620
Investments measured at net asset value | OPEB | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 4,111	$ 3,442